Additional Information to the Items of Profit or Loss - Schedule of Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
a. Research and development expenses:
Research and development expenses	$ 1,707	$ 1,641		$ 2,803
b. Sales and marketing expenses:
Sales and marketing expenses	1,515	2,484	[1]	1,082	[1]
c. General and administrative expenses:
General and administrative expenses	4,526	3,844	[1]	5,427	[1]
d. Other expenses (income):
Other expenses (income)	(1,270)
e. Finance income:
Finance income	(612)	(2,219)		(7,832)
f. Finance expenses:
Finance expenses	353	1,055		2,014
Wages and related expenses [Member]
a. Research and development expenses:
Research and development expenses	390	392		436
c. General and administrative expenses:
General and administrative expenses	507	415		437
Share-based payment [Member]
a. Research and development expenses:
Research and development expenses	45	34		264
c. General and administrative expenses:
General and administrative expenses	419	68		633
Regulatory, professional and other expenses [Member]
a. Research and development expenses:
Research and development expenses	681	719		750
Research and preclinical studies [Member]
a. Research and development expenses:
Research and development expenses	211	101		703
Clinical studies [Member]
a. Research and development expenses:
Research and development expenses	276	254		369
Chemistry and formulations [Member]
a. Research and development expenses:
Research and development expenses	104	141		281
Advertising [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	367	576		363
Amazon fees [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	495	1,042	[2]	454	[2]
Depreciation [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	366	486		144
Storage and shipping [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	167	145	[2]	91	[2]
Management fees [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	120	235		30
Professional and directors’ fees [Member]
c. General and administrative expenses:
General and administrative expenses	3,009	2,594		2,468
Business development expenses [Member]
c. General and administrative expenses:
General and administrative expenses	108	86		161
Regulatory expenses [Member]
c. General and administrative expenses:
General and administrative expenses	158	202		162
Office maintenance, rent and other expenses [Member]
c. General and administrative expenses:
General and administrative expenses	128	110		80
Investor relations and business expenses [Member]
c. General and administrative expenses:
General and administrative expenses	197	369		1,486
Loss from sale of property and equipment [Member]
d. Other expenses (income):
Other expenses (income)	17
Gain on sale of patent license, net (net of Polyrizon Ltd. holdings sold) [Member]
d. Other expenses (income):
Other expenses (income)	(1,287)
Net change in fair value of financial liabilities designated at fair value through profit or loss [Member]
e. Finance income:
Finance income	(191)	(2,205)		(7,832)
Interest from loans to related parties and deposits [Member]
e. Finance income:
Finance income	(421)
Exchange rate differences, net [Member]
e. Finance income:
Finance income		(14)
f. Finance expenses:
Finance expenses	18			4
Issuance expenses related to warrants [Member]
f. Finance expenses:
Finance expenses				1,204
Losses from remeasurement of investment in financial assets [Member]
f. Finance expenses:
Finance expenses	305	1,046		770
Finance expense in respect of leases [Member]
f. Finance expenses:
Finance expenses	8	9		15
Finance expenses from interest and commissions [Member]
f. Finance expenses:
Finance expenses	$ 22			$ 21

[1]	Reclassified
[2]	Reclassified